Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,685,000
Previously Paid Amount	0.00
Total Fee Amount	146.60
Total Offset Amount	0.00
Net Fee	146.60
Narrative - Max Aggregate Offering Price	$ 1,685,000
Final Prospectus	true